UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-4410

                        Oppenheimer Discovery Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
                    (Address of principal executive offices)
                                                (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
                  498 Seventh Avenue, New York, New York 10018
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: (303) 768-3200
                                                    --------------

Date of fiscal year end:  September 30

Date of reporting period:  October 1, 2002 - September 30, 2003



ITEM 1.  REPORTS TO STOCKHOLDERS.

FUND PERFORMANCE DISCUSSION

How has the Fund performed? Below is a discussion by OppenheimerFunds, Inc., of the Fund's performance during its fiscal year ended September 30, 2003, followed by a graphical comparison of the Fund's performance to an appropriate broad-based market index.
Management's Discussion of Fund Performance. Over the 12-month period ended September 30, 2003, the Fund delivered strong, positive returns of 37.43% for Class A shares, without sales charge and 29.53% with the sales charge deducted. The Fund's performance was driven primarily by the sharp upturn in small-cap growth stock prices that began in March 2003 and continued throughout the remainder of the period. The Fund's benchmark, the Russell 2000 Index, produced returns of 36.50% for the period ending September 30, 2003.
   Laura Granger, a member of OppenheimerFunds' equity department's growth investment team and portfolio manager of Oppenheimer Emerging Growth Fund and Oppenheimer Emerging Technologies Fund, assumed management of the Fund in late February 2003.
   The Fund's new management team generally maintained prior management's growth-oriented, small-cap strategy. However, the team's stock selection approach places primary emphasis on the careful analysis of each company's underlying fundamentals and competitive position. The team looks at various growth measures as well as valuations like P/E and P/E to growth-rate, return on equity and relative strength, another measure. They conduct hands-on research, work with industry specialists and perform their own checks of each prospect's customer base and competition. The portfolio team works diligently to identify the best companies with the best growth rates, trading at the best valuations. To try to moderate the risks associated with small company stocks, the team also diversifies investments among a variety of high-potential companies in different industries, constructing a portfolio with sector weightings similar to that of the Fund's benchmark.
   The portfolio team gradually restructured the Fund's portfolio in March and April 2003 to reflect our stock selection approach. As markets rose during the second half of the period, their selections proved particularly successful in the areas of health care, consumer cyclicals and technology. Top performers among health care stocks included Gen-Probe, Inc., a developer of DNA-based diagnostic testing technology; Angiotech Pharmaceuticals, Inc., a producer of advanced biomedical devices; eResearch Technology, Inc., the leading provider of digitized clinical research data; and Pharmaceutical Resources, Inc., a generic drug maker. In the consumer cyclical area, the Fund's best holdings included comic book publisher and entertainment licensing company Marvel Enterprises, Inc.; retailer Urban Outfitters, Inc., which expanded its target customer base beyond young adults through its "Anthropologie" brand store chain; and Select Comfort Corp., manufacturer and aggressive marketer of customizable air mattresses. Finally, in technology, returns

5  |  OPPENHEIMER DISCOVERY FUND

FUND PERFORMANCE DISCUSSION

benefited from investments in companies meeting the growing demand for increased security software and hardware, such as anti-virus program developer Symantec Corp. and tape storage solutions company Advanced Digital Information Corp.
   Of course, not all of the Fund's holdings in the three areas cited above enhanced returns. Notably weak performers included Accredo Health, Inc., PETsMART, Inc., WebEx Communications, Inc. and Cirrus Logic, Inc. However, gainers more than compensated for disappointments, enabling the Fund to outperform its benchmark in these industry areas.
   On the other hand, the Fund underperformed its benchmark in telecommunications and financials due to the Fund being underweight in these two sectors. In telecommunications, speculation drove prices sharply higher for many stocks that we believed exhibited weak underlying fundamentals, while in the financial area, certain stocks benefited from interest rate swings rather than the kinds of growth we look for. The Fund's portfolio holdings, allocations and strategies are subject to change.
Comparing the Fund's Performance to the Market. The graphs that follow show the performance of a hypothetical $10,000 investment in Class A, Class B, Class C, Class N and Class Y shares of the Fund held until September 30, 2003. In the case of Class A shares, performance is measured for a ten-year period. In the case of Class B shares, performance is measured from the inception of the Class on April 4, 1994. In the case of Class C shares, performance is measured from the inception of the Class on October 2, 1995, and in the case of Class Y shares, from the inception of the Class on June 1, 1994. In the case of Class N shares, performance is measured from inception of the Class on March 1, 2001. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B, Class C and Class N shares, and reinvestments of all dividends and capital gains distributions.
   The Fund's performance is compared to the performance of the Standard & Poor's (S&P) 500 Index and the Russell 2000 Index. The S&P 500 Index is a broad-based index of equity securities widely regarded as a general measure of the performance of the U.S. equity securities market. The Russell 2000 Index is a capitalization-weighted index of 2,000 U.S. issuers whose common stocks are traded on the New York and American Stock Exchanges and NASDAQ, and is widely recognized as a measure of the performance of mid-capitalization stocks.
   Index performance reflects the reinvestment of dividends but does not consider the effect of capital gains or transaction costs, and none of the data in the graphs that follow shows the effect of taxes. The Fund's performance reflects the effects of Fund business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the securities in the indices shown.

6  |  OPPENHEIMER DISCOVERY FUND

Class A Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
     Oppenheimer Discovery Fund (Class A)
     S&P 500 Index
     Russell 2000 Index

[LINE CHART]
              Value of Investment
                    In Fund                        Russell
Date          Reinvested Monthly  S&P 500 Index   2000 Index
09/30/1993          $ 9,425        $10,000         $10,000
12/31/1993            9,564         10,232          10,259
03/31/1994            8,811          9,844           9,986
06/30/1994            7,940          9,885           9,595
09/30/1994            8,680         10,368          10,262
12/31/1994            8,495         10,366          10,072
03/31/1995            9,002         11,374          10,537
06/30/1995            9,633         12,459          11,525
09/30/1995           11,112         13,448          12,663
12/31/1995           11,620         14,257          12,937
03/31/1996           12,372         15,022          13,598
06/30/1996           13,858         15,695          14,278
09/30/1996           14,197         16,181          14,326
12/31/1996           13,339         17,528          15,071
03/31/1997           11,605         17,999          14,292
06/30/1997           13,753         21,138          16,609
09/30/1997           15,497         22,722          19,081
12/31/1997           14,721         23,374          18,442
03/31/1998           16,364         26,632          20,297
06/30/1998           15,621         27,516          19,350
09/30/1998           12,276         24,785          15,452
12/31/1998           14,427         30,059          17,972
03/31/1999           12,859         31,556          16,997
06/30/1999           14,069         33,776          19,641
09/30/1999           13,698         31,672          18,399
12/31/1999           21,830         36,381          21,793
03/31/2000           25,103         37,214          23,336
06/30/2000           21,860         36,226          22,454
09/30/2000           22,212         35,874          22,703
12/31/2000           18,935         33,069          21,134
03/31/2001           15,306         29,151          19,759
06/30/2001           18,313         30,856          22,583
09/30/2001           13,991         26,329          17,888
12/31/2001           16,740         29,142          21,660
03/31/2002           16,630         29,222          22,522
06/30/2002           14,130         25,310          20,641
09/30/2002           11,944         20,940          16,224
12/31/2002           12,705         22,704          17,223
03/31/2003           12,130         21,989          16,449
06/30/2003           14,727         25,372          20,303
09/30/2003           16,414         26,043          22,146

Average Annual Total Returns of Class A Shares of the Fund at 9/30/03*
1-Year 29.53%      5-Year 4.73%       10-Year 5.08%

Class B Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
     Oppenheimer Discovery Fund (Class B)
     S&P 500 Index
     Russell 2000 Index

[LINE CHART]
              Value of Investment
                    In Fund                        Russell
Date          Reinvested Monthly  S&P 500 Index   2000 Index
04/04/1994          $10,000        $10,000         $10,000
06/30/1994            9,167         10,042           9,609
09/30/1994           10,000         10,532          10,276
12/31/1994            9,772         10,530          10,086
03/31/1995           10,335         11,554          10,552
06/30/1995           11,036         12,656          11,541
09/30/1995           12,704         13,661          12,681
12/31/1995           13,257         14,482          12,956
03/31/1996           14,090         15,259          13,617
06/30/1996           15,751         15,943          14,298
09/30/1996           16,105         16,436          14,346
12/31/1996           15,101         17,805          15,093
03/31/1997           13,118         18,284          14,312
06/30/1997           15,515         21,473          16,633
09/30/1997           17,446         23,081          19,108
12/31/1997           16,542         23,743          18,468
03/31/1998           18,355         27,053          20,326
06/30/1998           17,488         27,951          19,378
09/30/1998           13,719         25,177          15,474
12/31/1998           16,090         30,534          17,998
03/31/1999           14,313         32,054          17,022
06/30/1999           15,633         34,310          19,669
09/30/1999           15,190         32,173          18,425
12/31/1999           24,162         36,956          21,824
03/31/2000           27,737         37,802          23,370
06/30/2000           24,151         36,798          22,486
09/30/2000           24,541         36,442          22,735
12/31/2000           20,920         33,592          21,164
03/31/2001           16,911         29,612          19,788
06/30/2001           20,233         31,344          22,615
09/30/2001           15,458         26,745          17,913
12/31/2001           18,495         29,603          21,691
03/31/2002           18,374         29,685          22,555
06/30/2002           15,612         25,710          20,671
09/30/2002           13,196         21,271          16,247
12/31/2002           14,037         23,063          17,248
03/31/2003           13,402         22,337          16,473
06/30/2003           16,271         25,773          20,332
09/30/2003           18,135         26,455          22,177

Average Annual Total Returns of Class B Shares of the Fund at 9/30/03*
1-Year 31.42%     5-Year 4.89%       Since Inception 6.47%

*See Notes on page 10 for further details.
The performance information for the indices in the graphs begins on 9/30/93 for Class A, 3/31/94 for Class B, 9/30/95 for Class C, 2/28/01 for Class N and 5/31/94 for Class Y.
Past performance cannot guarantee future results. Graphs are not drawn to same scale.

7  |  OPPENHEIMER DISCOVERY FUND

FUND PERFORMANCE DISCUSSION

Class C Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
     Oppenheimer Discovery Fund (Class C)
     S&P 500 Index
     Russell 2000 Index

[LINE CHART]
              Value of Investment
                    In Fund                        Russell
Date          Reinvested Monthly  S&P 500 Index   2000 Index
10/02/1995          $10,000        $10,000         $10,000
12/31/1995           10,536         10,602          10,217
03/31/1996           11,194         11,170          10,738
06/30/1996           12,516         11,671          11,275
09/30/1996           12,796         12,032          11,313
12/31/1996           11,998         13,034          11,902
03/31/1997           10,422         13,384          11,287
06/30/1997           12,328         15,719          13,116
09/30/1997           13,869         16,896          15,068
12/31/1997           13,152         17,381          14,564
03/31/1998           14,595         19,804          16,029
06/30/1998           13,904         20,461          15,281
09/30/1998           10,909         18,431          12,203
12/31/1998           12,792         22,352          14,193
03/31/1999           11,383         23,465          13,423
06/30/1999           12,431         25,116          15,511
09/30/1999           12,079         23,552          14,530
12/31/1999           19,210         27,053          17,210
03/31/2000           22,053         27,673          18,429
06/30/2000           19,170         26,938          17,732
09/30/2000           19,440         26,677          17,928
12/31/2000           16,542         24,591          16,690
03/31/2001           13,345         21,677          15,604
06/30/2001           15,940         22,945          17,834
09/30/2001           12,156         19,578          14,126
12/31/2001           14,513         21,670          17,105
03/31/2002           14,388         21,730          17,786
06/30/2002           12,203         18,821          16,301
09/30/2002           10,296         15,571          12,812
12/31/2002           10,929         16,883          13,601
03/31/2003           10,421         16,351          12,990
06/30/2003           12,625         18,867          16,033
09/30/2003           14,044         19,366          17,489

Average Annual Total Returns of Class C Shares of the Fund at 9/30/03*
1-Year 35.41%       5-Year 5.18%        Since Inception 4.34%

Class N Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
     Oppenheimer Discovery Fund (Class N)
     S&P 500 Index
     Russell 2000 Index

[LINE CHART]
              Value of Investment
                    In Fund                        Russell
Date          Reinvested Monthly  S&P 500 Index   2000 Index
03/01/2001          $10,000        $10,000         $10,000
03/31/2001            9,248          9,367           9,511
06/30/2001           11,059          9,915          10,870
09/30/2001            8,440          8,460           8,610
12/31/2001           10,092          9,364          10,426
03/31/2002           10,018          9,390          10,841
06/30/2002            8,507          8,132           9,935
09/30/2002            7,187          6,728           7,809
12/31/2002            7,635          7,295           8,290
03/31/2003            7,290          7,065           7,918
06/30/2003            8,842          8,153           9,772
09/30/2003            9,852          8,368          10,659

Average Annual Total Returns of Class N Shares of the Fund at 9/30/03*
1-Year  36.07%             Since Inception  -0.58%

*See Notes on page 10 for further details.

8  |  OPPENHEIMER DISCOVERY FUND

Class Y Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
     Oppenheimer Discovery Fund (Class Y)
     S&P 500 Index
     Russell 2000 Index

[LINE CHART]
              Value of Investment
                    In Fund                          Russell
Date          Reinvested Monthly  S&P 500 Index     2000 Index
06/01/1994          $10,000         $10,000          $10,000
06/30/1994            9,438           9,755            9,660
09/30/1994           10,320          10,231           10,332
12/31/1994           10,115          10,230           10,141
03/31/1995           10,726          11,224           10,609
06/30/1995           11,483          12,294           11,603
09/30/1995           13,238          13,271           12,749
12/31/1995           13,855          14,069           13,026
03/31/1996           14,761          14,824           13,690
06/30/1996           16,545          15,489           14,375
09/30/1996           16,957          15,967           14,424
12/31/1996           15,944          17,297           15,174
03/31/1997           13,883          17,762           14,389
06/30/1997           16,464          20,860           16,722
09/30/1997           18,568          22,422           19,211
12/31/1997           17,657          23,066           18,567
03/31/1998           19,649          26,281           20,435
06/30/1998           18,769          27,154           19,482
09/30/1998           14,767          24,459           15,558
12/31/1998           17,351          29,663           18,095
03/31/1999           15,475          31,140           17,113
06/30/1999           16,937          33,331           19,775
09/30/1999           16,513          31,255           18,524
12/31/1999           26,324          35,902           21,941
03/31/2000           30,291          36,724           23,495
06/30/2000           26,411          35,748           22,607
09/30/2000           26,861          35,402           22,857
12/31/2000           22,892          32,634           21,278
03/31/2001           18,518          28,767           19,894
06/30/2001           22,178          30,450           22,736
09/30/2001           16,955          25,982           18,010
12/31/2001           20,300          28,758           21,807
03/31/2002           20,186          28,838           22,676
06/30/2002           17,165          24,976           20,782
09/30/2002           14,519          20,664           16,335
12/31/2002           15,457          22,405           17,340
03/31/2003           14,768          21,699           16,562
06/30/2003           17,934          25,038           20,441
09/30/2003           20,006          25,700           22,297

Average Annual Total Returns of Class Y Shares of the Fund at 9/30/03*
1-Year 37.79%        5-Year 6.26%        Since Inception 7.71%

The performance information for the indices in the graphs begins on 9/30/93 for Class A, 3/31/94 for Class B, 9/30/95 for Class C, 2/28/01 for Class N and 5/31/94 for Class Y.
Past performance cannot guarantee future results. Graphs are not drawn to same scale.

9  |  OPPENHEIMER DISCOVERY FUND

NOTES

In reviewing performance and rankings, please remember that past performance cannot guarantee future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Because of ongoing market volatility, the Fund's performance may be subject to substantial fluctuations, and current performance may be more or less than the results shown. For updates on the Fund's performance, visit our website at www.oppenheimerfunds.com.

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. For more complete information about the Fund, including charges, expenses and risks, please refer to the prospectus. To obtain a copy, call your financial advisor, call OppenheimerFunds Distributor, Inc. at 1.800.CALL OPP (1.800.225.5677) or visit the OppenheimerFunds website at www.oppenheimerfunds.com. Read the prospectus carefully before you invest or send money.

Class A shares of the Fund were first publicly offered on 9/11/86. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%. The Fund's maximum sales charge for Class A shares was lower prior to 4/4/91, so actual performance may have been higher.

Class B shares of the Fund were first publicly offered on 4/4/94. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "since inception" return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

Class C shares of the Fund were first publicly offered on 10/2/95. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the one-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

Class N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the one-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

Class Y shares of the Fund were first publicly offered on 6/1/94. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.

10  |  OPPENHEIMER DISCOVERY FUND

STATEMENT OF INVESTMENTS  September 30, 2003

                                                                Market Value
                                                  Shares          See Note 1
-------------------------------------------------------------------------------
 Common Stocks--98.7%
-------------------------------------------------------------------------------
 Consumer Discretionary--16.0%
-------------------------------------------------------------------------------
 Hotels, Restaurants & Leisure--2.4%
 Alliance Gaming
 Corp. 1                                         258,700      $    5,246,436
-------------------------------------------------------------------------------
 Ruby Tuesday, Inc.                              235,200           5,670,672
-------------------------------------------------------------------------------
 Scientific Games
 Corp., Cl. A 1                                  588,500           6,714,785
-------------------------------------------------------------------------------
 Station Casinos, Inc.                           238,900           7,310,340
                                                              --------------
                                                                  24,942,233

-------------------------------------------------------------------------------
 Household Durables--2.1%
 KB Home                                         159,900           9,539,634
-------------------------------------------------------------------------------
 Lennar Corp.                                    122,300           9,513,717
-------------------------------------------------------------------------------
 M/I Schottenstein
 Homes, Inc.                                      65,600           2,602,352
                                                              --------------
                                                                  21,655,703

-------------------------------------------------------------------------------
 Leisure Equipment & Products--2.1%
 Leapfrog Enterprises,
 Inc. 1                                          236,900           9,002,200
-------------------------------------------------------------------------------
 Marvel Enterprises,
 Inc. 1                                          568,300          12,644,675
                                                              --------------
                                                                  21,646,875

-------------------------------------------------------------------------------
 Media--1.9%
 Entercom
 Communications
 Corp. 1                                         169,300           7,588,026
-------------------------------------------------------------------------------
 Getty Images, Inc. 1                            185,995           6,539,584
-------------------------------------------------------------------------------
 Pixar, Inc. 1                                    84,900           5,650,944
                                                              --------------
                                                                  19,778,554

-------------------------------------------------------------------------------
 Multiline Retail--0.8%
 Fred's, Inc.                                    251,500           8,289,440
-------------------------------------------------------------------------------
 Specialty Retail--5.5%
 bebe stores, inc. 1                             163,500           4,430,850
-------------------------------------------------------------------------------
 CSK Auto Corp. 1                                414,000           6,383,880
-------------------------------------------------------------------------------
 Finish Line, Inc.
 (The), Cl. A 1                                  235,200           6,185,760
-------------------------------------------------------------------------------
 Hot Topic, Inc. 1                               362,700           8,175,258
-------------------------------------------------------------------------------
 Pacific Sunwear
 of California, Inc. 1                           493,900          10,203,974
-------------------------------------------------------------------------------
 Select Comfort Corp. 1                          416,200          11,029,300
-------------------------------------------------------------------------------
 Urban Outfitters, Inc. 1                        447,700          11,667,062
                                                              --------------
                                                                  58,076,084

                                                                Market Value
                                                  Shares          See Note 1
-------------------------------------------------------------------------------
 Textiles, Apparel & Luxury Goods--1.2%
 K-Swiss, Inc., Cl. A                            169,300      $    6,093,107
-------------------------------------------------------------------------------
 Quicksilver, Inc. 1                             426,800           6,807,460
                                                              --------------
                                                                  12,900,567

-------------------------------------------------------------------------------
 Consumer Staples--1.9%
-------------------------------------------------------------------------------
 Food & Staples Retailing--1.9%
 Central European
 Distribution Corp. 1                            258,700           7,075,445
-------------------------------------------------------------------------------
 Performance Food
 Group Co. 1                                     169,300           6,892,203
-------------------------------------------------------------------------------
 United Natural
 Foods, Inc. 1                                   188,200           6,246,358
                                                              --------------
                                                                  20,214,006

-------------------------------------------------------------------------------
 Financials--7.0%
-------------------------------------------------------------------------------
 Capital Markets--0.8%
 National Financial
 Partners Corp. 1                                311,600           8,413,200
-------------------------------------------------------------------------------
 Commercial Banks--1.6%
 Brookline Bancorp,
 Inc.                                            296,500           4,364,480
-------------------------------------------------------------------------------
 Independence
 Community Bank
 Corp.                                            94,100           3,286,913
-------------------------------------------------------------------------------
 New York Community
-------------------------------------------------------------------------------
 Bancorp, Inc.                                   188,200           5,930,182
-------------------------------------------------------------------------------
 UCBH Holdings, Inc.                             105,400           3,186,242
                                                              --------------
                                                                  16,767,817

-------------------------------------------------------------------------------
 Diversified Financial Services--3.0%
 Ameritrade Holding
 Corp. 1                                         423,700           4,766,625
-------------------------------------------------------------------------------
 CapitalSource, Inc. 1                           303,600           5,313,000
-------------------------------------------------------------------------------
 Chicago Mercantile
 Exchange (The)                                  147,900          10,176,999
-------------------------------------------------------------------------------
 Legg Mason, Inc.                                 75,300           5,436,660
-------------------------------------------------------------------------------
 Raymond James
 Financial, Inc.                                 150,500           5,470,675
                                                              --------------
                                                                  31,163,959

-------------------------------------------------------------------------------
 Insurance--0.4%
 Direct General Corp. 1                           59,500           1,491,665
-------------------------------------------------------------------------------
 Odyssey Re Holdings
 Corp.                                           103,800           2,136,204
                                                              --------------
                                                                   3,627,869





11  |  OPPENHEIMER DISCOVERY FUND

STATEMENT OF INVESTMENTS  Continued

                                                                Market Value
                                                  Shares          See Note 1
-------------------------------------------------------------------------------
 Real Estate--1.2%
 American Financial
 Realty Trust                                    343,800      $    4,847,580
-------------------------------------------------------------------------------
 Corrections Corp. of
 America 1                                       156,200           3,853,454
-------------------------------------------------------------------------------
 Newcastle Investment
 Corp.                                           166,300           3,823,237
                                                              --------------
                                                                  12,524,271

-------------------------------------------------------------------------------
 Health Care--22.0%
-------------------------------------------------------------------------------
 Biotechnology--6.4%
 Celgene Corp. 1                                 141,100           6,113,863
-------------------------------------------------------------------------------
 Digene Corp. 1                                  120,000           4,903,200
-------------------------------------------------------------------------------
 Gen-Probe, Inc. 1                               389,300          21,088,381
-------------------------------------------------------------------------------
 Invitrogen Corp. 1                              188,200          10,913,718
-------------------------------------------------------------------------------
 Martek Biosciences
 Corp. 1                                         301,800          15,895,806
-------------------------------------------------------------------------------
 Medicines Co. (The) 1                           286,200           7,441,200
                                                              --------------
                                                                  66,356,168

-------------------------------------------------------------------------------
 Health Care Equipment & Supplies--3.1%
 Advanced
 Neuromodulation
 Systems, Inc. 1                                 229,500           9,157,050
-------------------------------------------------------------------------------
 Alaris Medical
 Systems, Inc. 1                                 192,000           3,187,200
-------------------------------------------------------------------------------
 Inamed Corp. 1                                  145,900          10,716,355
-------------------------------------------------------------------------------
 VISX, Inc. 1                                    200,000           3,810,000
-------------------------------------------------------------------------------
 Vital Images, Inc. 1                            300,000           5,014,259
                                                              --------------
                                                                  31,884,864

-------------------------------------------------------------------------------
 Health Care Providers & Services--3.0%
 eResearch
 Technology, Inc. 1                              489,200          17,038,836
-------------------------------------------------------------------------------
 Omnicare, Inc.                                  124,500           4,489,470
-------------------------------------------------------------------------------
 Select Medical Corp. 1                           98,500           2,836,800
-------------------------------------------------------------------------------
 United Surgical
 Partners International,
 Inc. 1                                          252,600           7,148,580
                                                              --------------
                                                                  31,513,686

-------------------------------------------------------------------------------
 Pharmaceuticals--9.5%
 Able Laboratories,
 Inc. 1                                          315,300           5,899,263
-------------------------------------------------------------------------------
 Angiotech
 Pharmaceuticals, Inc. 1                         467,000          20,384,550

                                                                Market Value
                                                  Shares          See Note 1
-------------------------------------------------------------------------------
 Pharmaceuticals Continued
 Columbia
 Laboratories, Inc. 1                            596,400      $    7,204,512
-------------------------------------------------------------------------------
 Discovery
 Laboratories, Inc. 1                            619,540           3,470,415
-------------------------------------------------------------------------------
 DOV Pharmaceutical,
 Inc. 1,2                                        421,000           7,556,950
-------------------------------------------------------------------------------
 Eon Labs, Inc. 1                                118,800           4,555,980
-------------------------------------------------------------------------------
 MGI Pharma, Inc. 1                              282,200          11,079,172
-------------------------------------------------------------------------------
 Penwest
 Pharmaceuticals Co. 1                           302,000           5,964,112
-------------------------------------------------------------------------------
 Pharmaceutical
 Resources, Inc. 1                               281,100          19,176,642
-------------------------------------------------------------------------------
 Pozen, Inc. 1                                   188,200           3,346,196
-------------------------------------------------------------------------------
 Taro Pharmaceutical
 Industries Ltd. 1                               189,900          10,702,764
                                                              --------------
                                                                  99,340,556

-------------------------------------------------------------------------------
 Industrials--15.5%
-------------------------------------------------------------------------------
 Aerospace & Defense--0.9%
 Aeroflex, Inc. 1                                575,800           5,095,830
-------------------------------------------------------------------------------
 Cubic Corp.                                     185,900           4,669,808
                                                              --------------
                                                                   9,765,638

-------------------------------------------------------------------------------
 Airlines--2.5%
 AirTran Holdings, Inc. 1                        487,100           8,158,925
-------------------------------------------------------------------------------
 Frontier Airlines, Inc. 1                       643,000          10,583,780
-------------------------------------------------------------------------------
 JetBlue Airways Corp. 1                         124,550           7,593,814
                                                              --------------
                                                                  26,336,519

-------------------------------------------------------------------------------
 Commercial Services & Supplies--7.5%
 Career Education
 Corp. 1                                         298,600          13,526,580
-------------------------------------------------------------------------------
 Corinthian
 Colleges, Inc. 1                                257,400          14,712,984
-------------------------------------------------------------------------------
 Corporate Executive
 Board Co. 1                                     112,900           5,300,655
-------------------------------------------------------------------------------
 Exult, Inc. 1                                   395,300           3,178,212
-------------------------------------------------------------------------------
 Gevity HR, Inc.                                 219,700           3,225,196
-------------------------------------------------------------------------------
 Monster Worldwide,
 Inc. 1                                          613,600          15,450,448
-------------------------------------------------------------------------------
 Navigant Consulting,
 Inc. 1                                          376,300           4,632,253
-------------------------------------------------------------------------------
 Stericycle, Inc. 1                              235,200          11,094,384
-------------------------------------------------------------------------------
 Sylvan Learning
 Systems, Inc. 1                                 252,500           6,888,200
                                                              --------------
                                                                  78,008,912





12  |  OPPENHEIMER DISCOVERY FUND

                                                                Market Value
                                                  Shares          See Note 1
-------------------------------------------------------------------------------
 Construction & Engineering--0.9%
 Jacobs Engineering
 Group, Inc. 1                                   207,000      $    9,335,700
-------------------------------------------------------------------------------
 Machinery--1.1%
 Ceradyne, Inc. 1                                198,200           5,127,434
-------------------------------------------------------------------------------
 Pall Corp.                                      266,400           5,978,016
                                                              --------------
                                                                  11,105,450

-------------------------------------------------------------------------------
 Road & Rail--2.6%
 Hunt (J.B.) Transport
 Services, Inc. 1                                336,400           8,753,128
-------------------------------------------------------------------------------
 Landstar System, Inc. 1                          84,700           5,168,394
-------------------------------------------------------------------------------
 Pacer International,
 Inc. 1                                          332,200           6,620,746
-------------------------------------------------------------------------------
 Yellow Corp. 1                                  207,000           6,185,160
                                                              --------------
                                                                  26,727,428

-------------------------------------------------------------------------------
 Information Technology--35.1%
-------------------------------------------------------------------------------
 Communications Equipment--5.7%
 ADTRAN, Inc.                                    150,700           9,219,826
-------------------------------------------------------------------------------
 Emulex Corp. 1                                  476,300          12,131,361
-------------------------------------------------------------------------------
 F5 Networks, Inc. 1                             322,500           6,204,900
-------------------------------------------------------------------------------
 McDATA Corp., Cl. B 1                           788,495           9,296,356
-------------------------------------------------------------------------------
 REMEC, Inc. 1                                   669,600           6,829,920
-------------------------------------------------------------------------------
 UTStarcom, Inc. 1                               512,400          16,299,444
                                                              --------------
                                                                  59,981,807

-------------------------------------------------------------------------------
 Computers & Peripherals--5.6%
 Advanced Digital
 Information Corp. 1                             627,000           8,790,540
-------------------------------------------------------------------------------
 Dot Hill Systems
 Corp. 1                                         320,100           4,404,576
-------------------------------------------------------------------------------
 Lexar Media, Inc. 1                             320,800           5,466,432
-------------------------------------------------------------------------------
 Maxtor Corp. 1                                  571,200           6,951,504
-------------------------------------------------------------------------------
 Network Appliance,
 Inc. 1                                          360,000           7,390,800
-------------------------------------------------------------------------------
 Overland
 Storage, Inc. 1,2                               205,000           3,023,750
-------------------------------------------------------------------------------
 SanDisk Corp. 1                                 267,800          17,069,572
-------------------------------------------------------------------------------
 Western Digital Corp. 1                         400,000           5,156,000
                                                              --------------
                                                                  58,253,174

-------------------------------------------------------------------------------
 Electronic Equipment & Instruments--1.7%
 Cognex Corp.                                    153,700           4,040,773
-------------------------------------------------------------------------------
 Innovex, Inc. 1                                 336,100           3,344,195
-------------------------------------------------------------------------------
 Sigmatel, Inc. 1                                 30,300             624,483

                                                                Market Value
                                                  Shares          See Note 1
-------------------------------------------------------------------------------
 Electronic Equipment & Instruments Continued
 Vishay
 Intertechnology, Inc. 1                         555,400      $    9,730,608
                                                              --------------
                                                                  17,740,059

-------------------------------------------------------------------------------
 Internet Software & Services--5.2%
 Digital River, Inc. 1                           258,200           7,061,770
-------------------------------------------------------------------------------
 Digitas, Inc. 1                                 721,600           5,238,816
-------------------------------------------------------------------------------
 eCollege.com, Inc. 1                            200,000           4,028,000
-------------------------------------------------------------------------------
 MicroStrategy,
 Inc., Cl. A 1                                   263,400          12,119,034
-------------------------------------------------------------------------------
 Netease.com, Inc.,
 Sponsored ADR 1                                 161,100           8,992,602
-------------------------------------------------------------------------------
 United Online, Inc. 1                           230,500           8,002,960
-------------------------------------------------------------------------------
 VeriSign, Inc. 1                                644,400           8,680,068
                                                              --------------
                                                                  54,123,250

-------------------------------------------------------------------------------
 IT Services--1.6%
 Alliance Data
 Systems Corp. 1                                 188,200           4,968,480
-------------------------------------------------------------------------------
 Cognizant Technology
 Solutions Corp. 1                               329,300          12,009,571
                                                              --------------
                                                                  16,978,051

-------------------------------------------------------------------------------
 Office Electronics--1.1%
 Zebra Technologies
 Corp., Cl. A 1                                  220,400          11,366,028
-------------------------------------------------------------------------------
 Semiconductors & Semiconductor Equipment--7.4%
 Actel Corp. 1                                   244,700           5,865,459
-------------------------------------------------------------------------------
 AMIS Holdings, Inc. 1                           181,200           3,344,952
-------------------------------------------------------------------------------
 Amkor Technology,
 Inc. 1                                          282,200           4,010,062
-------------------------------------------------------------------------------
 Integrated Circuit
 Systems, Inc. 1                                 335,300          10,072,412
-------------------------------------------------------------------------------
 Intersil Corp., Cl. A 1                         348,800           8,301,440
-------------------------------------------------------------------------------
 Marvell Technology
 Group Ltd. 1                                    272,800          10,298,200
-------------------------------------------------------------------------------
 MEMC Electronic
 Materials, Inc. 1                               470,300           5,130,973
-------------------------------------------------------------------------------
 Microsemi Corp. 1                               337,500           5,143,500
-------------------------------------------------------------------------------
 ON Semiconductor
 Corp. 1                                       1,129,000           4,628,900
-------------------------------------------------------------------------------
 Silicon Laboratories,
 Inc. 1                                          156,100           7,016,695
-------------------------------------------------------------------------------
 Skyworks Solutions,
 Inc. 1                                          966,600           8,796,060



13  |  OPPENHEIMER DISCOVERY FUND

STATEMENT OF INVESTMENTS  Continued

                                                                Market Value
                                                  Shares          See Note 1
-------------------------------------------------------------------------------
 Semiconductors & Semiconductor Equipment
 Continued
 Vitesse Semiconductor
 Corp. 1                                         705,600      $    4,515,840
                                                              --------------
                                                                  77,124,493

-------------------------------------------------------------------------------
 Software--6.8%
 Activision, Inc. 1                              449,300           5,369,135
-------------------------------------------------------------------------------
 Amdocs Ltd. 1                                   244,800           4,602,240
-------------------------------------------------------------------------------
 Fair Isaac Corp.                                161,000           9,492,560
-------------------------------------------------------------------------------
 FileNet Corp. 1                                 376,300           7,552,341
-------------------------------------------------------------------------------
 Macromedia, Inc. 1                              329,300           8,146,882
-------------------------------------------------------------------------------
 Macrovision Corp. 1                             402,900           7,441,563
-------------------------------------------------------------------------------
 Magma Design
 Automation, Inc. 1                              329,300           6,460,866
-------------------------------------------------------------------------------
 Mercury Interactive
 Corp. 1                                         196,500           8,923,065
-------------------------------------------------------------------------------
 Symantec Corp. 1                                 79,400           5,003,788
-------------------------------------------------------------------------------
 Take-Two Interactive
 Software, Inc. 1                                220,100           7,520,817
                                                              --------------
                                                                  70,513,257

-------------------------------------------------------------------------------
 Materials--0.6%
-------------------------------------------------------------------------------
 Chemicals--0.6%
 Airgas, Inc.                                    212,400           3,780,720
-------------------------------------------------------------------------------
 MacDermid, Inc.                                  86,400           2,285,280
                                                              --------------
                                                                   6,066,000

-------------------------------------------------------------------------------
 Utilities--0.6%
-------------------------------------------------------------------------------
 Multi-Utilities & Unregulated Power--0.6%
 Questar Corp.                                   216,700           6,676,527
                                                              --------------
 Total Common Stocks
 (Cost $796,256,971)                                           1,029,198,145

-------------------------------------------------------------------------------
 Preferred Stocks--0.0%

 Candescent Technologies Corp.:
 $2.50 Cv., Series D,
 Vtg. 1,2                                      1,200,000                  --
 Sr. Exchangeable,
 Series E, Vtg. 1,2                              800,000                  --
 Sr. Exchangeable,
 Series F, Vtg. 1,2                              200,000                  --
                                                              --------------
 Total Preferred Stocks
 (Cost $8,900,000)                                                        --

                                                                Market Value
                                                   Units          See Note 1
-------------------------------------------------------------------------------
 Rights, Warrants and Certificates--0.0%
 Discovery Laboratories,
 Inc. Wts.,
 Exp. 9/20/10 1,2                                123,908      $      370,205
-------------------------------------------------------------------------------
 Penwest
 Pharmaceuticals Co.
 Wts., Exp. 11/5/03 1                            302,000              21,634
                                                              --------------
 Total Rights, Warrants
 and Certificates (Cost $0)                                          391,839

                                                Principal
                                                 Amount
-------------------------------------------------------------------------------
 Joint Repurchase Agreements--2.9%

 Undivided interest of 17.01% in joint repurchase agreement (Principal Amount/Market Value $174,199,000, with a maturity value of $174,203,500) with Banc One Capital Markets, Inc., 0.93%, dated 9/30/03, to be repurchased at $29,623,765 on 10/1/03, collateralized by U.S. Treasury Bills, 2/5/04--3/4/04, with a value of $177,781,778
 (Cost $29,623,000)                         $29,623,000           29,623,000

-------------------------------------------------------------------------------
 Total Investments,
 at Value
 (Cost $834,779,971)                              101.6%       1,059,212,984
-------------------------------------------------------------------------------
 Liabilities
 in Excess of
 Other Assets                                      (1.6)         (16,242,365)
                                                  -----------------------------
 Net Assets                                       100.0%      $1,042,970,619
                                                  =============================




14  |  OPPENHEIMER DISCOVERY FUND

Footnotes to Statement of Investments
1. Non-income producing security.
2. Identifies issues considered to be illiquid or restricted. See Note 8 of Notes to Financial Statements. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended September 30, 2003. There were no affiliate securities held by the Fund as of September 30, 2003. Transactions during the period in which the issuer was an affiliate are as follows:

                                      Shares                                   Shares
                               September 30,         Gross        Gross  September 30,       Dividend     Realized
                                        2002     Additions   Reductions          2003          Income         Gain
------------------------------------------------------------------------------------------------------------------
Stocks and/or Warrants
1-800-FLOWERS.com, Inc.            1,858,850        13,200    1,872,050            --        $     --   $7,057,788
XM Satellite Radio
Holdings, Inc., 8.25% Cum.
Cv., Series B                        150,000            --      150,000            --         527,229    2,617,243
                                                                                             ---------------------
                                                                                             $527,229   $9,675,031
                                                                                             =====================

See accompanying Notes to Financial Statements.


15  |  OPPENHEIMER DISCOVERY FUND

STATEMENT OF ASSETS AND LIABILITIES  September 30, 2003


---------------------------------------------------------------------------------------------------------------
 Assets
 Investments, at value (cost $834,779,971)--see accompanying statement                        $ 1,059,212,984
---------------------------------------------------------------------------------------------------------------
 Cash                                                                                                514,470
---------------------------------------------------------------------------------------------------------------
 Receivables and other assets:
 Investments sold                                                                                 23,131,654
 Shares of beneficial interest sold                                                                  281,025
 Interest and dividends                                                                              158,242
 Other                                                                                                 1,445
                                                                                              -----------------
 Total assets                                                                                  1,083,299,820

---------------------------------------------------------------------------------------------------------------
 Liabilities
 Payables and other liabilities:
 Investments purchased                                                                            34,608,863
 Shares of beneficial interest redeemed                                                            4,039,383
 Distribution and service plan fees                                                                  596,741
 Shareholder reports                                                                                 499,699
 Transfer and shareholder servicing agent fees                                                       360,693
 Trustees' compensation                                                                              220,366
 Other                                                                                                 3,456
                                                                                              -----------------
 Total liabilities                                                                                40,329,201


---------------------------------------------------------------------------------------------------------------
 Net Assets                                                                                   $1,042,970,619
                                                                                              =================

---------------------------------------------------------------------------------------------------------------
 Composition of Net Assets
 Par value of shares of beneficial interest                                                   $       27,350
---------------------------------------------------------------------------------------------------------------
 Additional paid-in capital                                                                    1,201,788,035
---------------------------------------------------------------------------------------------------------------
 Accumulated net investment loss                                                                    (210,299)
---------------------------------------------------------------------------------------------------------------
 Accumulated net realized loss on investments and foreign currency transactions                 (383,067,480)
---------------------------------------------------------------------------------------------------------------
 Net unrealized appreciation on investments                                                      224,433,013
---------------------------------------------------------------------------------------------------------------
 Net Assets                                                                                   $1,042,970,619
                                                                                              =================




16  |  OPPENHEIMER DISCOVERY FUND

-------------------------------------------------------------------------------------------------------------------
 Net Asset Value Per Share
 Class A Shares:
 Net asset value and redemption price per share (based on net assets of $772,419,734
 and 19,900,451 shares of beneficial interest outstanding)                                                 $38.81
 Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)           $41.18
-------------------------------------------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge)
 and offering price per share (based on net assets of $160,850,886 and 4,568,881 shares
 of beneficial interest outstanding)                                                                       $35.21
-------------------------------------------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge)
 and offering price per share (based on net assets of $48,263,262 and 1,343,096 shares of
 beneficial interest outstanding)                                                                          $35.93
-------------------------------------------------------------------------------------------------------------------
 Class N Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge)
 and offering price per share (based on net assets of $4,363,009 and 113,243 shares of
 beneficial interest outstanding)                                                                          $38.53
-------------------------------------------------------------------------------------------------------------------
 Class Y Shares:
 Net asset value, redemption price and offering price per share (based on net assets of
 $57,073,728 and 1,424,238 shares of beneficial interest outstanding)                                      $40.07



 See accompanying Notes to Financial Statements.


17  |  OPPENHEIMER DISCOVERY FUND

STATEMENT OF OPERATIONS  For the Year Ended September 30, 2003


-----------------------------------------------------------------------------------------------------------------
 Investment Income
 Dividends:
 Unaffiliated companies (net of foreign withholding taxes of $16,545)                              $  2,844,434
 Affiliated companies                                                                                   527,229
-----------------------------------------------------------------------------------------------------------------
 Interest                                                                                             1,248,772
                                                                                                   --------------
 Total investment income                                                                              4,620,435

-----------------------------------------------------------------------------------------------------------------
 Expenses
 Management fees                                                                                      6,068,842
-----------------------------------------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                                                              1,550,744
 Class B                                                                                              1,483,925
 Class C                                                                                                388,925
 Class N                                                                                                 15,412
-----------------------------------------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                                                              2,316,911
 Class B                                                                                                807,116
 Class C                                                                                                221,328
 Class N                                                                                                 25,092
 Class Y                                                                                                152,443
-----------------------------------------------------------------------------------------------------------------
 Shareholder reports                                                                                    802,227
-----------------------------------------------------------------------------------------------------------------
 Custodian fees and expenses                                                                             43,551
-----------------------------------------------------------------------------------------------------------------
 Trustees' compensation                                                                                  39,446
-----------------------------------------------------------------------------------------------------------------
 Other                                                                                                   81,370
                                                                                                   --------------
 Total expenses                                                                                      13,997,332
 Less reduction to custodian expenses                                                                    (5,876)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class A                       (351,624)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class B                       (367,829)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class C                       (101,626)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class N                        (14,588)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class Y                        (24,855)
                                                                                                   --------------
 Net expenses                                                                                        13,130,934

-----------------------------------------------------------------------------------------------------------------
 Net Investment Loss                                                                                 (8,510,499)

-----------------------------------------------------------------------------------------------------------------
 Realized and Unrealized Gain (Loss)
 Net realized gain (loss) on:
 Investments:
   Unaffiliated companies (including premiums on options exercised)                                  35,425,270
   Affiliated companies                                                                               9,675,031
 Closing of futures contracts                                                                           542,663
 Closing and expiration of option contracts written                                                  (6,010,152)
 Foreign currency transactions                                                                           35,973
                                                                                                   --------------
 Net realized gain                                                                                   39,668,785
-----------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation on investments                                               247,132,042

-----------------------------------------------------------------------------------------------------------------
 Net Increase in Net Assets Resulting from Operations                                              $278,290,328
                                                                                                   ==============


 See accompanying Notes to Financial Statements.


18  |  OPPENHEIMER DISCOVERY FUND

STATEMENTS OF CHANGES IN NET ASSETS


 Year Ended September 30,                                                           2003                  2002
-----------------------------------------------------------------------------------------------------------------
 Operations
 Net investment loss                                                      $   (8,510,499)       $   (9,796,757)
-----------------------------------------------------------------------------------------------------------------
 Net realized gain (loss)                                                     39,668,785          (186,618,130)
-----------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation)                        247,132,042            62,195,263
                                                                          ---------------------------------------
 Net increase (decrease) in net assets resulting from operations             278,290,328          (134,219,624)

-----------------------------------------------------------------------------------------------------------------
 Beneficial Interest Transactions

 Net increase (decrease) in net assets resulting from beneficial interest transactions:
 Class A                                                                      (6,160,217)          (86,001,282)
 Class B                                                                     (39,188,474)          (53,404,418)
 Class C                                                                       1,553,417            (3,275,635)
 Class N                                                                       1,104,042             2,694,654
 Class Y                                                                       4,517,889            (5,721,956)

-----------------------------------------------------------------------------------------------------------------
 Net Assets
 Total increase (decrease)                                                   240,116,985          (279,928,261)
-----------------------------------------------------------------------------------------------------------------
 Beginning of period                                                         802,853,634         1,082,781,895
                                                                          ---------------------------------------
 End of period [including accumulated net investment loss
 of $210,299 and $214,527, respectively]                                  $1,042,970,619          $802,853,634
                                                                          =======================================



 See accompanying Notes to Financial Statements.


19  |  OPPENHEIMER DISCOVERY FUND

FINANCIAL HIGHLIGHTS


 Class A           Year Ended September 30                  2003      2002      2001          2000         1999
-----------------------------------------------------------------------------------------------------------------
 Per Share Operating Data
 Net asset value, beginning of period                    $ 28.24   $ 33.08   $ 66.77       $ 43.26      $ 40.12
-----------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                        (.26)     (.22)     (.19)         (.32)        (.28)
 Net realized and unrealized gain (loss)                   10.83     (4.62)   (20.66)        26.72         4.84
                                                       ----------------------------------------------------------
 Total from investment operations                          10.57     (4.84)   (20.85)        26.40         4.56
-----------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Distributions from net realized gain                         --        --    (12.84)        (2.89)       (1.42)
-----------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                           $38.81    $28.24    $33.08        $66.77       $43.26
                                                       ==========================================================

-----------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1                        37.43%   (14.63)%  (37.01)%       62.15%       11.59%

-----------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Net assets, end of period (in thousands)               $772,420  $572,843  $754,082    $1,286,298     $750,394
-----------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                      $639,170  $753,304  $988,717    $1,176,289     $875,057
-----------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment loss                                       (0.83)%   (0.74)%   (0.31)%       (0.47)%      (0.69)%
 Total expenses                                             1.41%     1.45%     1.25%         1.15%        1.31%
 Expenses after expense reimbursement
 or fee waiver and reduction to
 custodian expenses                                         1.35%     1.42%      N/A 3         N/A 3        N/A 3
-----------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                     172%      143%      155%          224%          73%



1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.

See accompanying Notes to Financial Statements.


20  |  OPPENHEIMER DISCOVERY FUND

 Class B           Year Ended September 30                      2003           2002      2001         2000        1999
--------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data
 Net asset value, beginning of period                        $ 25.81        $ 30.46   $ 62.99      $ 41.22     $ 38.58
--------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                           (1.09)          (.91)     (.29)        (.47)       (.85)
 Net realized and unrealized gain (loss)                       10.49          (3.74)   (19.40)       25.13        4.91
                                                           ---------------------------------------------------------------
 Total from investment operations                               9.40          (4.65)   (19.69)       24.66        4.06
--------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Distributions from net realized gain                             --             --    (12.84)       (2.89)      (1.42)
--------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                               $35.21         $25.81    $30.46       $62.99      $41.22
                                                           ===============================================================

--------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1                            36.42%        (15.27)%  (37.48)%      60.95%      10.73%

--------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Net assets, end of period (in thousands)                   $160,851       $154,657  $234,023     $423,689    $224,710
--------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                          $148,410       $223,215  $315,607     $371,643    $257,146
--------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment loss                                           (1.56)%        (1.50)%   (1.07)%      (1.22)%     (1.45)%
 Total expenses                                                 2.35%          2.21%     2.01%        1.90%       2.07%
 Expenses after expense reimbursement
 or fee waiver and reduction to
 custodian expenses                                             2.10%          2.18%      N/A 3        N/A 3       N/A 3
--------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                         172%           143%      155%         224%         73%



1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.

See accompanying Notes to Financial Statements.


21  |  OPPENHEIMER DISCOVERY FUND

FINANCIAL HIGHLIGHTS  Continued


 Class C           Year Ended September 30                    2003         2002        2001         2000          1999
--------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data
 Net asset value, beginning of period                      $ 26.34      $ 31.10     $ 64.00      $ 41.85       $ 39.15
--------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                          (.44)        (.59)       (.24)        (.24)         (.85)
 Net realized and unrealized gain (loss)                     10.03        (4.17)     (19.82)       25.28          4.97
                                                           ---------------------------------------------------------------
 Total from investment operations                             9.59        (4.76)     (20.06)       25.04          4.12
--------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Distributions from net realized gain                           --           --      (12.84)       (2.89)        (1.42)
--------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                             $35.93       $26.34      $31.10       $64.00        $41.85
                                                           ===============================================================

--------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1                          36.41%      (15.31)%    (37.47)%      60.95%        10.73%

--------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Net assets, end of period (in thousands)                  $48,263      $34,673     $44,404      $70,140       $27,413
--------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                         $38,930      $45,655     $56,301      $55,205       $31,971
--------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment loss                                         (1.58)%      (1.50)%     (1.07)%      (1.20)%       (1.45)%
 Total expenses                                               2.38%        2.21%       2.01%        1.90%         2.07%
 Expenses after expense reimbursement
 or fee waiver and reduction to
 custodian expenses                                           2.12%        2.18%        N/A 3        N/A 3         N/A 3
--------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                       172%         143%        155%         224%           73%



1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.

See accompanying Notes to Financial Statements.


22  |  OPPENHEIMER DISCOVERY FUND

 Class N            Year Ended September 30                                2003        2002         2001 1
-------------------------------------------------------------------------------------------------------------
 Per Share Operating Data
 Net asset value, beginning of period                                   $ 28.11     $ 33.01     $ 39.11
-------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                                       (.35)       (.30)       (.13)
 Net realized and unrealized gain (loss)                                  10.77       (4.60)      (5.97)
                                                                        -------------------------------------
 Total from investment operations                                         10.42       (4.90)      (6.10)
-------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Distributions from net realized gain                                        --          --          --
-------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                          $38.53      $28.11      $33.01
                                                                        =====================================

-------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                                       37.07%     (14.84)%    (15.60)%

-------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Net assets, end of period (in thousands)                                $4,363      $2,236        $147
-------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                                       $3,088      $1,786        $105
-------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment loss                                                      (1.13)%     (0.97)%     (0.93)%
 Total expenses                                                            2.12%       1.68%       1.55%
 Expenses after expense reimbursement
 or fee waiver and reduction to
 custodian expenses                                                        1.65%       1.65%        N/A 4
-------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                                    172%        143%        155%


1. For the period from March 1, 2001 (inception of offering) to September 30, 2001.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.

See accompanying Notes to Financial Statements.


23  |  OPPENHEIMER DISCOVERY FUND

FINANCIAL HIGHLIGHTS  Continued


 Class Y           Year Ended September 30                           2003        2002      2001       2000       1999
----------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data
 Net asset value, beginning of period                             $ 29.08     $ 33.96   $ 68.06    $ 43.92     $ 40.63
----------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                                 (.26)       (.06)     (.17)      (.30)       (.17)
 Net realized and unrealized gain (loss)                            11.25       (4.82)   (21.09)     27.33        4.88
                                                                  ----------------------------------------------------------
 Total from investment operations                                   10.99       (4.88)   (21.26)     27.03        4.71
----------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Distributions from net realized gain                                  --          --    (12.84)     (2.89)      (1.42)
----------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                    $40.07      $29.08    $33.96     $68.06      $43.92
                                                                  ==========================================================

----------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1                                 37.79%     (14.37)%  (36.88)%    62.68%      11.82%

----------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Net assets, end of period (in thousands)                         $57,074     $38,444   $50,125    $87,131     $39,189
----------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                                $43,531     $50,275   $64,264    $76,635     $40,649
----------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment loss                                                (0.57)%     (0.43)%   (0.13)%    (0.11)%     (0.48)%
 Total expenses                                                      1.16%       1.26%     1.14%      0.80%       1.11%
 Expenses after expense reimbursement
 or fee waiver and reduction to
 custodian expenses                                                  1.10%       1.11%     1.06%       N/A 3       N/A 3
----------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                              172%        143%      155%       224%         73%



1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.

See accompanying Notes to Financial Statements.


24  |  OPPENHEIMER DISCOVERY FUND

NOTES TO FINANCIAL STATEMENTS



--------------------------------------------------------------------------------
 1. Significant Accounting Policies
 Oppenheimer Discovery Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
    The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.
    The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
 Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
 Foreign Currency Translation. The Fund's accounting records are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
    The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.


25  |  OPPENHEIMER DISCOVERY FUND

NOTES TO FINANCIAL STATEMENTS  Continued



--------------------------------------------------------------------------------
 1. Significant Accounting Policies Continued
 Joint Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. Secured by U.S. government securities, these balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
--------------------------------------------------------------------------------
 Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
 Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

 The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                                                     Net Unrealized
                                                                                       Appreciation
                                                                                   Based on Cost of
                                                                                     Securities and
              Undistributed         Undistributed             Accumulated         Other Investments
              Net Investment            Long-Term                    Loss               for Federal
              Income                         Gain      Carryforward 1,2,3       Income Tax Purposes
              --------------------------------------------------------------------------------------
              $--                              $--           $382,065,712              $223,431,247

 1. As of September 30, 2003, the Fund had $379,416,335 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of September 30, 2003, details of the capital loss carryforwards were as follows:

                              Expiring
                              ------------------------------------
                              2009                    $ 12,201,695
                              2010                     258,482,944
                              2011                     108,731,696
                                                      ------------
                              Total                   $379,416,335
                                                      ============

 2. During the fiscal years ended September 30, 2003 and September 30, 2002, the Fund did not utilize any capital loss carryforwards.
 3. The Fund had $2,649,377 of straddle losses which were deferred.


26  |  OPPENHEIMER DISCOVERY FUND

 Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for September 30, 2003. Net assets of the Fund were unaffected by the reclassifications.

               From                     To                                   Net
               Ordinary            Capital          Tax Return        Investment
               Loss                    Loss          of Capital             Loss
               -----------------------------------------------------------------
               $8,514,727            $3,058                 $--       $8,511,669

 No distributions were paid during the years ended September 30, 2003 and September 30, 2002.

 The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2003 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

                 Federal tax cost of securities
                 and other investments                          $835,781,737
                                                                ============

                 Gross unrealized appreciation                  $246,993,968
                 Gross unrealized depreciation                   (23,562,721)
                                                                 -----------

                 Net unrealized appreciation                    $223,431,247
                                                                ============

--------------------------------------------------------------------------------
 Trustees' Compensation. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended September 30, 2003, the Fund's projected benefit obligations were increased by $10,388 and payments of $14,616 were made to retired trustees, resulting in an accumulated liability of $212,455 as of September 30, 2003.
    The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or are invested in other selected Oppenheimer funds. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.
--------------------------------------------------------------------------------
 Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded



27  |  OPPENHEIMER DISCOVERY FUND

NOTES TO FINANCIAL STATEMENTS  Continued



--------------------------------------------------------------------------------
 1. Significant Accounting Policies Continued
 on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.
--------------------------------------------------------------------------------
 Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
--------------------------------------------------------------------------------
 Expense Offset Arrangement. The reduction of custodian fees represents earnings on cash balances maintained by the Fund.
--------------------------------------------------------------------------------
 Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
 Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


--------------------------------------------------------------------------------
 2. Shares of Beneficial Interest
 The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                  Year Ended September 30, 2003             Year Ended September 30, 2002
                                     Shares              Amount               Shares               Amount
-----------------------------------------------------------------------------------------------------------
 Class A
 Sold                            10,030,343       $ 315,000,736            6,967,008        $ 237,348,768
 Redeemed                       (10,414,246)       (321,160,953)          (9,476,166)        (323,350,050)
                                ---------------------------------------------------------------------------
 Net decrease                      (383,903)      $  (6,160,217)          (2,509,158)       $ (86,001,282)
                                ===========================================================================

-----------------------------------------------------------------------------------------------------------
 Class B
 Sold                               970,285       $  29,163,211            1,021,721        $  33,164,124
 Redeemed                        (2,394,220)        (68,351,685)          (2,711,117)         (86,568,542)
                                ---------------------------------------------------------------------------
 Net decrease                    (1,423,935)      $ (39,188,474)          (1,689,396)       $ (53,404,418)
                                ===========================================================================

-----------------------------------------------------------------------------------------------------------
 Class C
 Sold                               553,181       $  17,200,866              459,414        $  15,342,665
 Redeemed                          (526,300)        (15,647,449)            (571,171)         (18,618,300)
                                ---------------------------------------------------------------------------
 Net increase (decrease)             26,881       $   1,553,417             (111,757)       $  (3,275,635)
                                ===========================================================================

-----------------------------------------------------------------------------------------------------------
 Class N
 Sold                                60,881       $   2,008,924               97,632        $   3,470,272
 Redeemed                           (27,175)           (904,882)             (22,533)            (775,618)
                                ---------------------------------------------------------------------------
 Net increase                        33,706       $   1,104,042               75,099        $   2,694,654
                                ===========================================================================


28  |  OPPENHEIMER DISCOVERY FUND

                                  Year Ended September 30, 2003             Year Ended September 30, 2002
                                     Shares              Amount               Shares               Amount
-----------------------------------------------------------------------------------------------------------
 Class Y
 Sold                               613,815       $  21,921,802              521,664        $  19,281,459
 Redeemed                          (511,507)        (17,403,913)            (675,553)         (25,003,415)
                                ---------------------------------------------------------------------------
 Net increase (decrease)            102,308       $   4,517,889             (153,889)       $  (5,721,956)
                                ===========================================================================


--------------------------------------------------------------------------------
 3. Purchases and Sales of Securities
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended September 30, 2003, were $1,466,619,522 and $1,402,395,964, respectively.

--------------------------------------------------------------------------------
 4. Fees and Other Transactions with Affiliates
 Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next $700 million, and 0.58% of average annual net assets in excess of $1.5 billion.
--------------------------------------------------------------------------------
 Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended September 30, 2003, the Fund paid $2,915,472 to OFS for services to the Fund.
    Additionally, Class Y shares are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees up to an annual rate of 0.35% of average annual net assets for all classes. This undertaking may be amended or withdrawn at any time.
--------------------------------------------------------------------------------
 Distribution and Service Plan (12b-1) Fees. Under its General Distributor's Agreement with the Manager, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

 The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                          Aggregate           Class A     Concessions        Concessions       Concessions    Concessions
                          Front-End         Front-End      on Class A         on Class B        on Class C     on Class N
                      Sales Charges     Sales Charges          Shares             Shares            Shares         Shares
                         on Class A       Retained by     Advanced by        Advanced by       Advanced by    Advanced by
 Year Ended                  Shares       Distributor   Distributor 1      Distributor 1     Distributor 1  Distributor 1
-------------------------------------------------------------------------------------------------------------------------
 September 30, 2003        $814,991          $197,431        $116,451           $565,338           $65,421        $29,246

 1. The Distributor advances concession payments to dealers for certain sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.


29  |  OPPENHEIMER DISCOVERY FUND

NOTES TO FINANCIAL STATEMENTS  Continued



--------------------------------------------------------------------------------
 4. Fees and Other Transactions with Affiliates Continued

                                   Class A            Class B              Class C              Class N
                                Contingent         Contingent           Contingent           Contingent
                                  Deferred           Deferred             Deferred             Deferred
                             Sales Charges      Sales Charges        Sales Charges        Sales Charges
                               Retained by        Retained by          Retained by          Retained by
 Year Ended                    Distributor        Distributor          Distributor          Distributor
-------------------------------------------------------------------------------------------------------
 September 30, 2003                $14,682           $484,569               $7,751               $7,446


--------------------------------------------------------------------------------
 Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. For the year ended September 30, 2003, expense under the Class A Plan totaled $1,550,744, all of which were paid by the Distributor to recipients, which included $13,143 retained by the Distributor and $85,227 which was paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.
--------------------------------------------------------------------------------
 Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares and the Fund pays the Distributor an annual asset-based sales charge of 0.25% per year on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan.

 Distribution fees paid to the Distributor for the year ended September 30, 2003, were as follows:

                                                                                  Distributor's
                                                              Distributor's           Aggregate
                                                                  Aggregate       Uncompensated
                                                              Uncompensated       Expenses as %
                      Total Expenses     Amount Retained           Expenses       of Net Assets
                          Under Plan      by Distributor         Under Plan            of Class
-------------------------------------------------------------------------------------------------
 Class B Plan             $1,483,925            $958,543         $5,191,018                3.23%
 Class C Plan                388,925              77,679          1,075,074                2.23
 Class N Plan                 15,412              11,262             39,312                0.90


--------------------------------------------------------------------------------
 5. Foreign Currency Contracts
 A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
    The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and

30  |  OPPENHEIMER DISCOVERY FUND
 depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.
    The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gain or loss. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.
    As of September 30, 2003, the Fund had no outstanding foreign currency contracts.


--------------------------------------------------------------------------------
 6. Futures Contracts
 A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices "financial futures" or debt securities "interest rate futures" in order to gain exposure to or protection from changes in market value of stock and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.
    The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying fixed income securities.
    Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.
    Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported on the Statement of Operations as closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported on the Statement of Operations.
    Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.
    As of September 30, 2003, the Fund had no outstanding futures contracts.


31  |  OPPENHEIMER DISCOVERY FUND

NOTES TO FINANCIAL STATEMENTS  Continued



--------------------------------------------------------------------------------
 7. Option Activity
 The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.
    The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.
    Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.
    Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Shares subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.
    The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

 Written option activity for the year ended September 30, 2003 was as follows:

                                                       Call Options
                                   ---------------------------------
                                   Number of              Amount of
                                   Contracts               Premiums
--------------------------------------------------------------------
 Options outstanding as of
 September 30, 2002                       --             $       --
 Options written                      68,616              1,070,992
 Options closed or expired           (35,483)              (545,939)
 Options exercised                   (33,133)              (525,053)
                                   ---------------------------------
 Options outstanding as of
 September 30, 2003                       --             $       --
                                   =================================


32  |  OPPENHEIMER DISCOVERY FUND

--------------------------------------------------------------------------------
 8. Illiquid or Restricted Securities
 As of September 30, 2003, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of September 30, 2003 was $10,950,905, which represents 1.05% of the Fund's net assets, all of which are considered restricted. Information concerning restricted securities is as follows:

                                                                                                  Unrealized
                                            Acquisition                       Valuation as of   Appreciation
 Security                                         Dates                Cost    Sept. 30, 2003  (Depreciation)
---------------------------------------------------------------------------------------------------------------
 Stocks and/or Warrants
 Candescent Technologies Corp.,
 $2.50 Cv., Series D, Vtg.                      3/31/95          $3,000,000        $       --    $(3,000,000)
 Candescent Technologies Corp.,
 Sr. Exchangeable, Series E, Vtg.               4/24/96           4,400,000                --     (4,400,000)
 Candescent Technologies Corp.,
 Sr. Exchangeable, Series F, Vtg.               6/11/97           1,500,000                --     (1,500,000)
 Discovery Laboratories, Inc. Wts.,
 Exp. 9/20/10                                   6/24/03                  --           370,205        370,205
 DOV Pharmaceutical, Inc.                       8/30/01           2,598,765         7,556,950      4,958,185
 Overland Storage, Inc.                         5/12/03           3,154,950         3,023,750       (131,200)


--------------------------------------------------------------------------------
 9. Borrowing and Lending Arrangements
 The Fund entered into an "interfund borrowing and lending arrangement" with other funds in the Oppenheimer funds complex, to allow funds to borrow for liquidity purposes. The arrangement was initiated pursuant to exemptive relief granted by the Securities and Exchange Commission to allow these affiliated funds to lend money to, and borrow money from, each other, in an attempt to reduce borrowing costs below those of bank loan facilities. Under the arrangement the Fund may lend money to other Oppenheimer funds and may borrow from other Oppenheimer funds at a rate set by the Fund's Board of Trustees, based upon a recommendation by the Manager. The Fund's borrowings, if any, are subject to asset coverage requirements under the Investment Company Act and the provisions of the SEC order and other applicable regulations. If the Fund borrows money, there is a risk that the loan could be called on one day's notice, in which case the Fund might have to borrow from a bank at higher rates if a loan were not available from another Oppenheimer fund. If the Fund lends money to another fund, it will be subject to the risk that the other fund might not repay the loan in a timely manner, or at all.
    The Fund had no interfund borrowings or loans outstanding during the year ended or at September 30, 2003.

33  |  OPPENHEIMER DISCOVERY FUND

INDEPENDENT AUDITORS' REPORT



--------------------------------------------------------------------------------
 The Board of Trustees and Shareholders of Oppenheimer Discovery Fund:
 We have audited the accompanying statement of assets and liabilities of Oppenheimer Discovery Fund, including the statement of investments, as of September 30, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
    We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2003, by correspondence with the custodian and broker or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Discovery Fund as of September 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.





 KPMG LLP

 Denver, Colorado
 October 21, 2003


34  |  OPPENHEIMER DISCOVERY FUND

FEDERAL INCOME TAX INFORMATION  Unaudited


--------------------------------------------------------------------------------
 In early 2004, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2003. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.
    A portion, if any, of the dividends paid by the Fund during the fiscal year ended September 30, 2003 which are not designated as capital gain distributions are eligible for lower individual income tax rates to the extent that the Fund has received qualified dividend income as stipulated by recent tax legislation. $3,388,208 of the Fund's fiscal year taxable income may be eligible for the lower individual income tax rates. In early 2004, shareholders of record will receive information regarding the percentage of distributions that are eligible for lower individual income tax rates.
    The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.

PORTFOLIO PROXY VOTING
POLICIES AND PROCEDURES  Unaudited


--------------------------------------------------------------------------------
 The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, (ii) on the Fund's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Fund will be required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing is due no later than August 31, 2004, for the twelve months ended June 30, 2004. Once filed, the Fund's Form N-PX filing will be available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, and (ii) on the SEC's website at www.sec.gov.


35  |  OPPENHEIMER DISCOVERY FUND

TRUSTEES AND OFFICERS  Unaudited


--------------------------------------------------------------------------------
Name, Position(s) Held          Principal Occupation(s) During Past 5 Years;
with Fund, Length of            Other Trusteeships/Directorships Held by
Service, Age                    Trustee; Number of Portfolios in Fund Complex
                                Currently Overseen by Trustee

INDEPENDENT TRUSTEES            The address of each Trustee in the chart below
                                is 6803 S. Tucson Way, Centennial, CO
                                80112-3924. Each trustee oversees 25 portfolios in the OppenheimerFunds complex except for Mr.
                                Galli who also serves as trustee of 10 other
                                Oppenheimer funds that are not Board I funds.
                                Each Trustee serves for an indefinite term, until his or her resignation, retirement, death or removal.

Clayton K. Yeutter,             Of Counsel (since 1993), Hogan & Hartson (a law
Chairman of the Board of        firm). Other directorships: Weyerhaeuser Corp.
Trustees (since 2003),          (since 1999) and Danielson Holding Corp. (since
Trustee (since 1991)            2002); formerly a director of Caterpillar, Inc.
Age: 72                         (1993-December 2002).

Robert G. Galli,                A trustee or director of other Oppenheimer
Trustee (since 1996)            funds. Formerly Trustee (May 2000-2002) of
Age: 70                         Research Foundation of AIMR (investment
                                research, non-profit) and Vice Chairman (October
                                1995-December 1997) of Oppenheimer Funds Inc.

Phillip A. Griffiths,           A director (since 1991) of the Institute for
Trustee, (since 1999)           Advanced Study, Princeton, N.J., a director
Age: 64                         (since 2001) of GSI Lumonics, a trustee (since
                                1983) of Woodward Academy, a Senior Advisor
                                (since 2001) of The Andrew W. Mellon Foundation.
                                A member of: the National Academy of Sciences
                                (since 1979), American Academy of Arts and
                                Sciences (since 1995), American Philosophical
                                Society (since 1996) and Council on Foreign
                                Relations (since 2002). Formerly a director of
                                Bankers Trust New York Corporation (1994-1999).

Joel W. Motley,                 Director (since 2002) Columbia Equity Financial
Trustee (since 2002)            Corp. (privately-held financial adviser);
Age: 51                         Managing Director (since 2002) Carmona Motley,
                                Inc. (privately-held financial adviser);
                                Formerly he held the following positions:
                                Managing Director (January 1998-December 2001),
                                Carmona Motley Hoffman Inc. (privately-held financial adviser); Managing Director (January
                                1992-December 1997), Carmona Motley & Co.
                                (privately-held financial adviser).

Kenneth A. Randall,             A director of Dominion Resources, Inc. (electric
Trustee (since 1980)            utility holding company) and Prime Retail, Inc.
Age: 76                         (real estate investment trust); formerly a
                                director of Dominion Energy, Inc. (electric power and oil & gas producer), President and Chief Executive Officer of The Conference Board,
                                Inc. (international economic and business research) and a director of Lumbermens Mutual
                                Casualty Company, American Motorists Insurance
                                Company and American Manufacturers Mutual
                                Insurance Company.

Edward V. Regan,                President, Baruch College, CUNY; a director of
Trustee (since 1993)            RBAsset (real estate manager); a director of
Age: 73                         OffitBank; formerly Trustee, Financial
                                Accounting Foundation (FASB and GASB), Senior
                                Fellow of Jerome Levy Economics Institute, Bard
                                College, Chairman of Municipal Assistance
                                Corporation for the City of New York, New York
                                State Comptroller and Trustee of New York State and Local Retirement Fund.

Russell S. Reynolds, Jr.,       Chairman (since 1993) of The Directorship Search
Trustee (since 1989)            Group, Inc. (corporate governance consulting and
Age: 71                         executive recruiting); a life trustee of
                                International House (non-profit educational organization), and a trustee (since 1996) of the Greenwich Historical Society.


36  |  OPPENHEIMER DISCOVERY FUND

Donald W. Spiro,                Chairman Emeritus (since January 1991) of the
Vice Chairman of the            Manager. Formerly a director (January
Board of Trustees,              1969-August 1999) of the Manager.
Trustee (since 1985)
Age: 77

--------------------------------------------------------------------------------
INTERESTED TRUSTEE AND OFFICER  The address of Mr. Murphy in the chart below is
                                Two World Financial Center, New York, NY 10080. Mr. Murphy serves for an indefinite term, until his resignation, death or removal.

John V. Murphy,                 Chairman, Chief Executive Officer and director
President and Trustee           (since June 2001) and President (since September
(since 2001)                    2000) of the Manager; President and a director
Age: 54                         or trustee of other Oppenheimer funds; President
                                and a director (since July 2001) of Oppenheimer
                                Acquisition Corp. (the Manager's parent holding company) and of Oppenheimer Partnership
                                Holdings, Inc. (a holding company subsidiary of the Manager); a director (since November 2001) of OppenheimerFunds Distributor, Inc. (a subsidiary of the Manager); Chairman and a director (since July 2001) of Shareholder
                                Services, Inc. and of Shareholder Financial
                                Services, Inc. (transfer agent subsidiaries of the Manager); President and a director (since
                                July 2001) of OppenheimerFunds Legacy Program (a charitable trust program established by the Manager); a director of the investment advisory subsidiaries of the Manager: OFI Institutional
                                Asset Management, Inc. and Centennial Asset
                                Management Corporation (since November 2001),
                                HarbourView Asset Management Corporation and OFI
                                Private Investments, Inc. (since July 2001);
                                President (since November 1, 2001) and a director (since July 2001) of Oppenheimer Real
                                Asset Management, Inc.; a director (since
                                November 2001) of Trinity Investment Management
                                Corp. and Tremont Advisers, Inc. (investment advisory affiliates of the Manager); Executive
                                Vice President (since February 1997) of
                                Massachusetts Mutual Life Insurance Company (the
                                Manager's parent company); a director (since
                                June 1995) of DLB Acquisition Corporation (a holding company that owns the shares of David L.
                                Babson & Company, Inc.); formerly, Chief
                                Operating Officer (September 2000-June 2001) of the Manager; President and trustee (November
                                1999-November 2001) of MML Series Investment
                                Fund and MassMutual Institutional Funds
                                (open-end investment companies); a director
                                (September 1999-August 2000) of C.M. Life
                                Insurance Company; President, Chief Executive
                                Officer and director (September 1999-August
                                2000) of MML Bay State Life Insurance Company; a director (June 1989-June 1998) of Emerald Isle
                                Bancorp and Hibernia Savings Bank (a
                                wholly-owned subsidiary of Emerald Isle
                                Bancorp). Oversees 83 portfolios in the
                                OppenheimerFunds complex.

--------------------------------------------------------------------------------
OFFICERS The address of the Officers in the chart below is as follows: for Ms. Granger and Mr. Zack Two World Financial Center, New York, NY 10080, for Mr. Wixted, 6803 S. Tucson Way, Centennial, CO 80112-3924. Each Officer oversees 83 portfolios, except for Ms. Granger, in the OppenheimerFunds complex. Each Officer serves for an annual term or until his or her earlier resignation, death or removal.





Laura Granger,                  Vice President of the Manager (since October
Vice President and              2000); an officer of 3 portfolios in the
Portfolio Manager               OppenheimerFunds complex; formerly a portfolio
(since 2000)                    manager at Fortis Advisors (July 1998-October
Age: 42                         2000) prior to which she was portfolio manager
                                at General Motors Investment Management (July
                                1993-July 1998).


37  |  OPPENHEIMER DISCOVERY FUND

TRUSTEES AND OFFICERS  Unaudited / Continued

Brian W. Wixted,                Senior Vice President and Treasurer (since March
Treasurer (since 1999)          1999) of the Manager; Treasurer (since March
Age: 43                         1999) of HarbourView Asset Management
                                Corporation, Shareholder Services, Inc.,
                                Oppenheimer Real Asset Management Corporation,
                                Shareholder Financial Services, Inc.,
                                Oppenheimer Partnership Holdings, Inc., OFI
                                Private Investments, Inc. (since March 2000),
                                OppenheimerFunds International Ltd. and
                                OppenheimerFunds plc (since May 2000) and OFI
                                Institutional Asset Management, Inc. (since
                                November 2000) (offshore fund management subsidiaries of the Manager); Treasurer and Chief Financial Officer (since May 2000) of
                                Oppenheimer Trust Company (a trust company subsidiary of the Manager); Assistant Treasurer
                                (since March 1999) of Oppenheimer Acquisition
                                Corp. and OppenheimerFunds Legacy Program (since
                                April 2000); formerly Principal and Chief
                                Operating Officer (March 1995-March 1999),
                                Bankers Trust Company-Mutual Fund Services
                                Division.

Robert G. Zack,                 Senior Vice President (since May 1985) and
Secretary (since 2001)          General Counsel (since February 2002) of the
Age: 55                         Manager; General Counsel and a director (since
                                November 2001) of OppenheimerFunds Distributor,
                                Inc.; Senior Vice President and General Counsel
                                (since November 2001) of HarbourView Asset
                                Management Corporation; Vice President and a director (since November 2000) of Oppenheimer
                                Partnership Holdings, Inc.; Senior Vice
                                President, General Counsel and a director (since
                                November 2001) of Shareholder Services, Inc.,
                                Shareholder Financial Services, Inc., OFI
                                Private Investments, Inc., Oppenheimer Trust
                                Company and OFI Institutional Asset Management,
                                Inc.; General Counsel (since November 2001) of
                                Centennial Asset Management Corporation; a director (since November 2001) of Oppenheimer
                                Real Asset Management, Inc.; Assistant Secretary and a director (since November 2001) of OppenheimerFunds International Ltd.; Vice
                                President (since November 2001) of
                                OppenheimerFunds Legacy Program; Secretary
                                (since November 2001) of Oppenheimer Acquisition
                                Corp.; formerly Acting General Counsel (November
                                2001-February 2002) and Associate General
                                Counsel (May 1981-October 2001) of the Manager;
                                Assistant Secretary of Shareholder Services,
                                Inc. (May 1985-November 2001), Shareholder
                                Financial Services, Inc. (November 1989-November
                                2001); OppenheimerFunds International Ltd. and
                                OppenheimerFunds plc (October 1997-November
                                2001).


The Fund's Statement of Additional Information contains additional information about the Fund's Trustees and is available without charge upon request.

38  |  OPPENHEIMER DISCOVERY FUND

ITEM 2.  CODE OF ETHICS

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

         The Board of Trustees of the Fund has determined that Edward V. Regan, the Chairman of the Board's Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert," and has designated Mr. Regan as the Audit Committee's financial expert. Mr. Regan is an "independent" Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES - NOT REQUIRED

ITEM 5.  NOT APPLICABLE

ITEM 6.  RESERVED

ITEM 7.  NOT APPLICABLE

ITEM 8.  RESERVED

ITEM 9.  CONTROLS AND PROCEDURES

          (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of September 30, 2003,
         registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

          (b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation as indicated, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10.  EXHIBITS.

(A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)

(B) EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)